Revenues (Tables)	12 Months Ended
Jun. 30, 2024
Revenues [Abstract]
Schedule of Company’s Revenues Disaggregated by Service	The following table presents the Company’s revenues disaggregated by service lines for the fiscal years ended June 30, 2024, 2023 and 2022:
	For the years ended June 30,
	2022	2023	2024
	HKD	HKD	HKD	US$
Cloud services and data center managed services	$47,611,864	$23,587,472	$41,404,258	$5,302,596
Telecommunication, consultancy and related services	7,007,677	21,096,677	8,046,176	1,030,464
Total revenues	$54,619,541	$44,684,149	$49,450,434	$6,333,060

Schedule of Company’s Revenues Disaggregated by the Timing of Revenue Recognition	The following table presents the Company’s revenues disaggregated by the timing of revenue recognition for the years ended June 30, 2024, 2023 and 2022:
	For the years ended June 30,
	2022	2023	2024
	HKD	HKD	HKD	US$
Service transferred over time	$54,619,541	$44,684,149	$49,450,434	$6,333,060

Schedule Amounts of Transaction Prices Allocated Remaining Performance Obligations	The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as of June 30 are as follows:
	As of June 30,
	2023	2024
	HKD	HKD	US$
Amounts expected to be recognized as revenue:
Within one year	$7,486,957	$2,086,957	$267,274
After one year	5,739,130	3,652,174	467,730
	$13,226,087	$5,739,131	$735,004

Schedule of Amounts of Revenue Recognized in the Current Reporting Period that was Included in Contract Liabilities	The following table shows the amounts of revenue recognized in the current reporting period that was included in contract liabilities at the beginning of the reporting period:
	For the years ended June 30,
	2022	2023	2024
	HKD	HKD	HKD	US$
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
Cloud services and data center managed services	$4,446,000	$3,895,168	$1,876,000	$240,257
Telecommunication, consultancy and related services	2,000,000	1,913,043	1,911,587	244,815
Total revenues	$6,446,000	$5,808,211	$3,787,587	$485,072